Shareholder Report, Holdings (Details) - C000093165	Jun. 30, 2026
Midstream
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Industrial - Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%